ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Contingency accrued for DEM payable settlement	$ 197,690	$ 0
Accrued dividends	25,548	0
Accrued interest	361	12,500
Accrued legal fees	94,200	77,500
Other accrued expenses	51,979	0
Accrued traffic settlements	95,254	0
Total Accrued Expenses	$ 465,032	$ 90,000